Document and Entity Information	Apr. 20, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002091349
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 20, 2026
Entity Registrant Name	FIRST TRACKS BIOTHERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-43177
Entity Tax Identification Number	39-5003207
Entity Address, Address Line One	10770 Wateridge Circle
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	362-6295
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	TRAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false